Financial Results - Summary of Financial Income and Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL RESULTS.
Income from deposits and other financial instruments	$ 12,452	$ 22,162	$ 41,199
Interests charged to customers in energy accounts and billing	23,742	23,568	27,232
Finance income per Law No.21,185	4,338	6,609	7,273
Finance income from contracts with electrical distribution companies	6,119	20,346	74,654
Financial income from methodological change of the CNE	18,630
Other finance income	6,463	10,264	9,485
Total Financial Income	71,744	82,949	159,843
Bank loans	(51,354)	(53,693)	(37,882)
Bonds payable to the public not guaranteed	(84,007)	(92,822)	(106,152)
Lease obligations	(24,871)	(11,990)	(11,535)
Valuation of financial derivatives for cash flow hedging	(4,192)	2,797	2,424
Financial cost by Law No.21,185	(2,949)	(3,631)	(4,005)
Financial cost from methodological change of the CNE	60,673
Financial update of provisions	(9,278)	(11,526)	(15,165)
Post-employment benefit obligations	(3,548)	(3,686)	(3,785)
Debt formalization expenses and other associated expenses	(5,669)	(7,746)	(5,631)
Capitalized borrowing costs	7,009	90,350	96,971
Financial cost related companies	(35,450)	(71,193)	(68,699)
Assignment of rights and sale of accounts receivable to customers	(20,544)	(20,973)	(36,280)
Trade agreements with customers	(12,283)	(28,618)	(35,225)
Interest taxes remitted abroad	(4,778)	(6,745)	(9,428)
Trade agreements with customers			(5,292)
Other	(17,685)	(26,974)	(54,476)
Financial Costs	(330,272)	(246,450)	(294,160)
Gains or losses from indexed assets and liabilities	13,356	22,066	30,105
Foreign currency exchange differences	8,023	(23,027)	(1,020)
Total finance costs	(308,893)	(247,411)	(265,075)
Total financial results	$ (237,149)	(164,462)	(105,232)
Loss on sales of financial Accounts receivable		10,507	42,321
Amount collected from the sale of these financial assets		$ 7,137	$ 21,919